Shareholder Report		1 Months Ended	2 Months Ended	6 Months Ended
	Feb. 28, 2025 USD ($) Holding	Feb. 28, 2025 USD ($) Holding	Feb. 28, 2025 USD ($) Holding	Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type				N-CSRS
Amendment Flag				false
Registrant Name				Goldman Sachs ETF Trust
Entity Central Index Key				0001479026
Entity Investment Company Type				N-1A
Document Period End Date				Feb. 28, 2025
C000201200
Shareholder Report [Line Items]
Fund Name				Goldman Sachs Access Emerging Markets USD Bond ETF
Trading Symbol				GEMD
Security Exchange Name				CboeBZX
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about Goldman Sachs Access Emerging Markets USD Bond ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GEMD	$18	0.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount				$ 18
Expense Ratio, Percent				0.37%
AssetsNet	$ 71,627,916	$ 71,627,916	$ 71,627,916	$ 71,627,916
Advisory Fees Paid, Amount				$ 113,310
InvestmentCompanyPortfolioTurnover				9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$71,627,916 # of Portfolio Holdings277 Portfolio Turnover Rate9% Total Net Advisory Fees Paid$113,310
Holdings [Text Block]

Sector Allocation (%)

Government	85.5
Energy	6.8
Financial	3.0
Basic Materials	1.5
Utilities	0.8
Industrial	0.7
Investment Company	0.3

Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs
C000186813
Shareholder Report [Line Items]
Fund Name				Goldman Sachs Access High Yield Corporate Bond ETF
Trading Symbol				GHYB
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about Goldman Sachs Access High Yield Corporate Bond ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GHYB	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount				$ 16
Expense Ratio, Percent				0.31%
AssetsNet	146,991,394	146,991,394	146,991,394	$ 146,991,394
Advisory Fees Paid, Amount				$ 211,612
InvestmentCompanyPortfolioTurnover				11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$146,991,394 # of Portfolio Holdings601 Portfolio Turnover Rate11% Total Net Advisory Fees Paid$211,612
Holdings [Text Block]

Sector Allocation (%)

Consumer Cyclical	17.1
Energy	9.0
Communications	6.3
Healthcare	5.7
Consumer Noncyclical	5.6
Capital Goods	5.5
Financial Company	5.0
Wirelines	3.6
Electric	3.3
Other	37.7

Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs
C000202360
Shareholder Report [Line Items]
Fund Name				Goldman Sachs Access Inflation Protected USD Bond ETF
Trading Symbol				GTIP
Security Exchange Name				CboeBZX
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about Goldman Sachs Access Inflation Protected USD Bond ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTIP	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount				$ 6
Expense Ratio, Percent				0.12%
AssetsNet	142,143,826	142,143,826	142,143,826	$ 142,143,826
Advisory Fees Paid, Amount				$ 68,080
InvestmentCompanyPortfolioTurnover				15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$142,143,826 # of Portfolio Holdings26 Portfolio Turnover Rate15% Total Net Advisory Fees Paid$68,080
Holdings [Text Block]

Sector Allocation (%)

Government	99.7
Investment Company	0.2

Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs
C000215324
Shareholder Report [Line Items]
Fund Name				Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF
Trading Symbol				GSIG
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSIG	$7	0.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount				$ 7
Expense Ratio, Percent				0.13%
AssetsNet	7,094,958	7,094,958	7,094,958	$ 7,094,958
Advisory Fees Paid, Amount				$ 4,882
InvestmentCompanyPortfolioTurnover				11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$7,094,958 # of Portfolio Holdings314 Portfolio Turnover Rate11% Total Net Advisory Fees Paid$4,882
Holdings [Text Block]

Sector Allocation (%)

Banks	35.0
Consumer Cyclical	9.1
Electric	6.5
Consumer Noncyclical	6.5
Technology	6.1
Energy	5.4
Financial Company	3.8
Capital Goods	3.8
Wireless	3.1
Other	19.0

Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs
C000186809
Shareholder Report [Line Items]
Fund Name				Goldman Sachs Access Investment Grade Corporate Bond ETF
Trading Symbol				GIGB
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about Goldman Sachs Access Investment Grade Corporate Bond ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GIGB	$7	0.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount				$ 7
Expense Ratio, Percent				0.13%
AssetsNet	864,826,625	864,826,625	864,826,625	$ 864,826,625
Advisory Fees Paid, Amount				$ 536,546
InvestmentCompanyPortfolioTurnover				4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$864,826,625 # of Portfolio Holdings1,681 Portfolio Turnover Rate4% Total Net Advisory Fees Paid$536,546
Holdings [Text Block]

Sector Allocation (%)

Banks	26.4
Consumer Noncyclical	9.2
Technology	8.7
Consumer Cyclical	7.6
Energy	6.9
Electric	5.3
Wireless	5.0
Communications	3.8
Healthcare	3.5
Other	22.4

Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs
C000172210
Shareholder Report [Line Items]
Fund Name				Goldman Sachs Access Treasury 0-1 Year ETF
Trading Symbol				GBIL
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about Goldman Sachs Access Treasury 0-1 Year ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GBIL	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount				$ 6
Expense Ratio, Percent				0.12%
AssetsNet	5,828,227,477	5,828,227,477	5,828,227,477	$ 5,828,227,477
Advisory Fees Paid, Amount				$ 3,360,661
InvestmentCompanyPortfolioTurnover				0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$5,828,227,477 # of Portfolio Holdings789 Portfolio Turnover Rate0% Total Net Advisory Fees Paid$3,360,661
Holdings [Text Block]

Sector Allocation (%)

Government	99.9

Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs
C000215322
Shareholder Report [Line Items]
Fund Name				Goldman Sachs Access U.S. Aggregate Bond ETF
Trading Symbol				GCOR
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about Goldman Sachs Access U.S. Aggregate Bond ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GCOR	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount				$ 6
Expense Ratio, Percent				0.12%
AssetsNet	405,585,282	405,585,282	405,585,282	$ 405,585,282
Advisory Fees Paid, Amount				$ 225,854
InvestmentCompanyPortfolioTurnover				169.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$405,585,282 # of Portfolio Holdings954 Portfolio Turnover Rate169% Total Net Advisory Fees Paid$225,854
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Notes	33.9
Mortgage-Backed Securities	27.6
Corporate Obligations	21.6
U.S. Treasury Bonds	10.7
Investment Company	5.9
Foreign Corporate Debt	5.7
Sovereign Debt Obligations	2.4
U.S. Government Agency Obligations	0.2

Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs
C000248475
Shareholder Report [Line Items]
Fund Name				Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities ETF
Trading Symbol				GPRF
Security Exchange Name				NASDAQ
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GPRF	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount				$ 23
Expense Ratio, Percent				0.45%
AssetsNet	86,698,531	86,698,531	86,698,531	$ 86,698,531
Advisory Fees Paid, Amount				$ 199,045
InvestmentCompanyPortfolioTurnover				16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$86,698,531 # of Portfolio Holdings399 Portfolio Turnover Rate16% Total Net Advisory Fees Paid$199,045
Holdings [Text Block]

Sector Allocation (%)

Banks	31.1
Financial	27.6
Electric	12.0
Energy	8.0
Insurance	6.0
Utilities	3.3
Communications	2.7
Financial Company	2.4
Wireless	1.7
Other	4.1

Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs
C000152548
Shareholder Report [Line Items]
Fund Name				Goldman Sachs ActiveBeta<sup style="box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets Equity ETF
Trading Symbol				GEM
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GEM	$22	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount				$ 22
Expense Ratio, Percent				0.45%
AssetsNet	861,766,148	861,766,148	861,766,148	$ 861,766,148
Advisory Fees Paid, Amount				$ 1,807,975
InvestmentCompanyPortfolioTurnover				13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$861,766,148 # of Portfolio Holdings758 Portfolio Turnover Rate13% Total Net Advisory Fees Paid$1,807,975
Holdings [Text Block]

Sector Allocation (%)

Financials	25.4%
Information Technology	23.6%
Consumer Discretionary	14.1%
Communication Services	9.8%
Industrials	6.1%
Consumer Staples	5.3%
Materials	5.2%
Health Care	3.4%
Energy	3.3%
Other	5.5%

Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs
C000152549
Shareholder Report [Line Items]
Fund Name				Goldman Sachs ActiveBeta<sup style="box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Europe Equity ETF
Trading Symbol				GSEU
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about Goldman Sachs ActiveBeta® Europe Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSEU	$12	0.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount				$ 12
Expense Ratio, Percent				0.25%
AssetsNet	93,421,246	93,421,246	93,421,246	$ 93,421,246
Advisory Fees Paid, Amount				$ 73,006
InvestmentCompanyPortfolioTurnover				15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$93,421,246 # of Portfolio Holdings339 Portfolio Turnover Rate15% Total Net Advisory Fees Paid$73,006
Holdings [Text Block]

Sector Allocation (%)

Financials	25.0%
Industrials	18.4%
Health Care	15.6%
Consumer Discretionary	9.8%
Consumer Staples	8.8%
Information Technology	7.0%
Communication Services	4.4%
Materials	4.0%
Energy	3.5%
Other	3.4%

Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs
C000152545
Shareholder Report [Line Items]
Fund Name				Goldman Sachs ActiveBeta<sup style="box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> International Equity ETF
Trading Symbol				GSIE
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about Goldman Sachs ActiveBeta® International Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSIE	$12	0.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount				$ 12
Expense Ratio, Percent				0.25%
AssetsNet	3,695,830,721	3,695,830,721	3,695,830,721	$ 3,695,830,721
Advisory Fees Paid, Amount				$ 4,469,632
InvestmentCompanyPortfolioTurnover				12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$3,695,830,721 # of Portfolio Holdings642 Portfolio Turnover Rate12% Total Net Advisory Fees Paid$4,469,632
Holdings [Text Block]

Sector Allocation (%)

Financials	27.6%
Industrials	17.2%
Health Care	11.2%
Consumer Discretionary	10.4%
Information Technology	9.3%
Consumer Staples	8.5%
Materials	4.2%
Energy	4.2%
Communication Services	3.7%
Other	3.5%

Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs
C000152550
Shareholder Report [Line Items]
Fund Name				Goldman Sachs ActiveBeta<sup style="box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Japan Equity ETF
Trading Symbol				GSJY
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about Goldman Sachs ActiveBeta® Japan Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSJY	$12	0.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount				$ 12
Expense Ratio, Percent				0.25%
AssetsNet	38,030,769	38,030,769	38,030,769	$ 38,030,769
Advisory Fees Paid, Amount				$ 33,343
InvestmentCompanyPortfolioTurnover				12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$38,030,769 # of Portfolio Holdings177 Portfolio Turnover Rate12% Total Net Advisory Fees Paid$33,343
Holdings [Text Block]

Sector Allocation (%)

Industrials	21.4%
Financials	19.4%
Consumer Discretionary	17.9%
Information Technology	14.4%
Health Care	6.2%
Communication Services	5.7%
Consumer Staples	5.2%
Materials	3.9%
Energy	2.9%
Other	2.8%

Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs
C000152551
Shareholder Report [Line Items]
Fund Name				Goldman Sachs ActiveBeta<sup style="box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> U.S. Large Cap Equity ETF
Trading Symbol				GSLC
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSLC	$5	0.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount				$ 5
Expense Ratio, Percent				0.09%
AssetsNet	13,226,027,553	13,226,027,553	13,226,027,553	$ 13,226,027,553
Advisory Fees Paid, Amount				$ 5,844,495
InvestmentCompanyPortfolioTurnover				9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$13,226,027,553 # of Portfolio Holdings445 Portfolio Turnover Rate9% Total Net Advisory Fees Paid$5,844,495
Holdings [Text Block]

Sector Allocation (%)

Information Technology	30.7%
Financials	15.5%
Consumer Discretionary	11.4%
Health Care	9.1%
Industrials	8.9%
Communication Services	8.0%
Consumer Staples	7.1%
Energy	2.8%
Utilities	2.7%
Other	3.7%

Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs
C000152552
Shareholder Report [Line Items]
Fund Name				Goldman Sachs ActiveBeta<sup style="box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> U.S. Small Cap Equity ETF
Trading Symbol				GSSC
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSSC	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount				$ 10
Expense Ratio, Percent				0.20%
AssetsNet	541,123,887	541,123,887	541,123,887	$ 541,123,887
Advisory Fees Paid, Amount				$ 507,990
InvestmentCompanyPortfolioTurnover				13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$541,123,887 # of Portfolio Holdings1,302 Portfolio Turnover Rate13% Total Net Advisory Fees Paid$507,990
Holdings [Text Block]

Sector Allocation (%)

Financials	20.7%
Industrials	17.8%
Health Care	16.8%
Information Technology	12.5%
Consumer Discretionary	10.8%
Real Estate	5.1%
Consumer Staples	4.1%
Energy	3.5%
Materials	3.2%
Other	5.4%

Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs
C000233873
Shareholder Report [Line Items]
Fund Name				Goldman Sachs ActiveBeta<sup style="box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> World Low Vol Plus Equity ETF
Trading Symbol				GLOV
Security Exchange Name				CboeBZX
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GLOV	$13	0.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount				$ 13
Expense Ratio, Percent				0.25%
AssetsNet	1,159,085,939	1,159,085,939	1,159,085,939	$ 1,159,085,939
Advisory Fees Paid, Amount				$ 1,290,826
InvestmentCompanyPortfolioTurnover				12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$1,159,085,939 # of Portfolio Holdings452 Portfolio Turnover Rate12% Total Net Advisory Fees Paid$1,290,826
Holdings [Text Block]

Sector Allocation (%)

Financials	20.8%
Information Technology	19.6%
Industrials	12.4%
Consumer Staples	12.3%
Health Care	10.4%
Consumer Discretionary	9.6%
Communication Services	8.6%
Energy	2.4%
Utilities	2.4%
Other	1.4%

Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs
C000190083
Shareholder Report [Line Items]
Fund Name				Goldman Sachs Equal Weight U.S. Large Cap Equity ETF
Trading Symbol				GSEW
Security Exchange Name				CboeBZX
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about Goldman Sachs Equal Weight U.S. Large Cap Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSEW	$5	0.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount				$ 5
Expense Ratio, Percent				0.09%
AssetsNet	1,184,695,613	1,184,695,613	1,184,695,613	$ 1,184,695,613
Advisory Fees Paid, Amount				$ 415,260
InvestmentCompanyPortfolioTurnover				19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$1,184,695,613 # of Portfolio Holdings496 Portfolio Turnover Rate19% Total Net Advisory Fees Paid$415,260
Holdings [Text Block]

Sector Allocation (%)

Industrials	16.2%
Financials	15.6%
Information Technology	15.5%
Health Care	11.6%
Consumer Discretionary	8.8%
Consumer Staples	6.9%
Utilities	6.1%
Real Estate	5.7%
Materials	5.2%
Other	8.3%

Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs
C000168500
Shareholder Report [Line Items]
Fund Name				Goldman Sachs Hedge Industry VIP ETF
Trading Symbol				GVIP
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about Goldman Sachs Hedge Industry VIP ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GVIP	$24	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount				$ 24
Expense Ratio, Percent				0.45%
AssetsNet	331,136,571	331,136,571	331,136,571	$ 331,136,571
Advisory Fees Paid, Amount				$ 697,306
InvestmentCompanyPortfolioTurnover				67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$331,136,571 # of Portfolio Holdings51 Portfolio Turnover Rate67% Total Net Advisory Fees Paid$697,306
Holdings [Text Block]

Sector Allocation (%)

Consumer Discretionary	17.9%
Information Technology	17.0%
Financials	13.0%
Communication Services	11.5%
Health Care	10.6%
Industrials	10.2%
Energy	8.1%
Consumer Staples	3.8%
Utilities	3.5%
Other	4.2%

Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs
C000219502
Shareholder Report [Line Items]
Fund Name				Goldman Sachs Innovate Equity ETF
Trading Symbol				GINN
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about Goldman Sachs Innovate Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GINN	$26	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount				$ 26
Expense Ratio, Percent				0.50%
AssetsNet	251,848,547	251,848,547	251,848,547	$ 251,848,547
Advisory Fees Paid, Amount				$ 682,010
InvestmentCompanyPortfolioTurnover				16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$251,848,547 # of Portfolio Holdings478 Portfolio Turnover Rate16% Total Net Advisory Fees Paid$682,010
Holdings [Text Block]

Sector Allocation (%)

Information Technology	24.7%
Health Care	21.4%
Consumer Discretionary	16.3%
Financials	14.4%
Communication Services	11.1%
Industrials	7.9%
Utilities	1.3%
Energy	1.1%
Consumer Staples	1.0%
Other	0.7%

Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs
C000198662
Shareholder Report [Line Items]
Fund Name				Goldman Sachs JUST U.S. Large Cap Equity ETF
Trading Symbol				JUST
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about Goldman Sachs JUST U.S. Large Cap Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JUST	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount				$ 10
Expense Ratio, Percent				0.20%
AssetsNet	441,115,267	441,115,267	441,115,267	$ 441,115,267
Advisory Fees Paid, Amount				$ 385,299
InvestmentCompanyPortfolioTurnover				13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$441,115,267 # of Portfolio Holdings464 Portfolio Turnover Rate13% Total Net Advisory Fees Paid$385,299
Holdings [Text Block]

Sector Allocation (%)

Information Technology	29.1%
Financials	15.3%
Health Care	11.0%
Communication Services	9.8%
Consumer Discretionary	9.7%
Industrials	8.7%
Consumer Staples	6.1%
Energy	3.4%
Real Estate	2.5%
Other	4.3%

Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs
C000245144
Shareholder Report [Line Items]
Fund Name				Goldman Sachs Small Cap Core Equity ETF
Trading Symbol				GSC
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Core Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSC	$36	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount				$ 36
Expense Ratio, Percent				0.75%
AssetsNet	146,084,726	146,084,726	146,084,726	$ 146,084,726
Advisory Fees Paid, Amount				$ 472,120
InvestmentCompanyPortfolioTurnover				29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$146,084,726 # of Portfolio Holdings99 Portfolio Turnover Rate29% Total Net Advisory Fees Paid$472,120
Holdings [Text Block]

Sector Allocation (%)

Financials	22.4%
Industrials	17.5%
Information Technology	16.7%
Health Care	14.6%
Consumer Discretionary	10.4%
Materials	6.9%
Real Estate	4.1%
Energy	3.5%
Consumer Staples	2.1%
Other	1.8%

Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs
C000228398
Shareholder Report [Line Items]
Fund Name				Goldman Sachs Future Consumer Equity ETF
Trading Symbol				GBUY
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about Goldman Sachs Future Consumer Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GBUY	$39	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount				$ 39
Expense Ratio, Percent				0.75%
AssetsNet	35,627,901	35,627,901	35,627,901	$ 35,627,901
Advisory Fees Paid, Amount				$ 163,612
InvestmentCompanyPortfolioTurnover				26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$35,627,901 # of Portfolio Holdings46 Portfolio Turnover Rate26% Total Net Advisory Fees Paid$163,612
Holdings [Text Block]

Sector Allocation (%)

Communication Services	29.3%
Information Technology	28.0%
Consumer Discretionary	24.0%
Financials	5.3%
Consumer Staples	3.5%
Utilities	1.9%
Materials	1.8%
Industrials	1.7%
Real Estate	1.7%
Other	2.4%

Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs
C000228400
Shareholder Report [Line Items]
Fund Name				Goldman Sachs Future Health Care Equity ETF
Trading Symbol				GDOC
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about Goldman Sachs Future Health Care Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GDOC	$35	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount				$ 35
Expense Ratio, Percent				0.75%
AssetsNet	21,136,885	21,136,885	21,136,885	$ 21,136,885
Advisory Fees Paid, Amount				$ 67,433
InvestmentCompanyPortfolioTurnover				24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$21,136,885 # of Portfolio Holdings39 Portfolio Turnover Rate24% Total Net Advisory Fees Paid$67,433
Holdings [Text Block]

Sector Allocation (%)

Health Care	98.5%
Investment Company	2.7%

Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs
C000227134
Shareholder Report [Line Items]
Fund Name				Goldman Sachs Future Planet Equity ETF
Trading Symbol				GSFP
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about Goldman Sachs Future Planet Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSFP	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount				$ 37
Expense Ratio, Percent				0.75%
AssetsNet	40,180,895	40,180,895	40,180,895	$ 40,180,895
Advisory Fees Paid, Amount				$ 141,213
InvestmentCompanyPortfolioTurnover				14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$40,180,895 # of Portfolio Holdings43 Portfolio Turnover Rate14% Total Net Advisory Fees Paid$141,213
Holdings [Text Block]

Sector Allocation (%)

Industrials	38.2%
Materials	21.4%
Information Technology	18.2%
Utilities	14.1%
Consumer Discretionary	4.9%
Consumer Staples	1.8%

Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs
C000226526
Shareholder Report [Line Items]
Fund Name				Goldman Sachs Future Tech Leaders Equity ETF
Trading Symbol				GTEK
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about Goldman Sachs Future Tech Leaders Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTEK	$39	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount				$ 39
Expense Ratio, Percent				0.75%
AssetsNet	164,324,898	164,324,898	164,324,898	$ 164,324,898
Advisory Fees Paid, Amount				$ 617,523
InvestmentCompanyPortfolioTurnover				33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$164,324,898 # of Portfolio Holdings65 Portfolio Turnover Rate33% Total Net Advisory Fees Paid$617,523
Holdings [Text Block]

Sector Allocation (%)

Information Technology	74.4%
Communication Services	10.0%
Consumer Discretionary	7.6%
Financials	2.8%
Industrials	2.6%
Investment Company	1.4%
Health Care	1.0%

Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs
C000214554
Shareholder Report [Line Items]
Fund Name				Goldman Sachs MarketBeta<sup style="box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets Equity ETF
Trading Symbol				GSEE
Security Exchange Name				CboeBZX
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about Goldman Sachs MarketBeta® Emerging Markets Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSEE	$18	0.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount				$ 18
Expense Ratio, Percent				0.36%
AssetsNet	107,371,037	107,371,037	107,371,037	$ 107,371,037
Advisory Fees Paid, Amount				$ 186,394
InvestmentCompanyPortfolioTurnover				3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$107,371,037 # of Portfolio Holdings1,947 Portfolio Turnover Rate3% Total Net Advisory Fees Paid$186,394
Holdings [Text Block]

Sector Allocation (%)

Information Technology	23.5%
Financials	22.4%
Consumer Discretionary	13.7%
Communication Services	9.2%
Industrials	8.1%
Materials	5.8%
Energy	4.5%
Consumer Staples	4.3%
Health Care	3.4%
Other	5.3%

Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs
C000214553
Shareholder Report [Line Items]
Fund Name				Goldman Sachs MarketBeta<sup style="box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> International Equity ETF
Trading Symbol				GSID
Security Exchange Name				CboeBZX
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about Goldman Sachs MarketBeta® International Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSID	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount				$ 10
Expense Ratio, Percent				0.20%
AssetsNet	826,617,516	826,617,516	826,617,516	$ 826,617,516
Advisory Fees Paid, Amount				$ 809,454
InvestmentCompanyPortfolioTurnover				1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$826,617,516 # of Portfolio Holdings902 Portfolio Turnover Rate1% Total Net Advisory Fees Paid$809,454
Holdings [Text Block]

Sector Allocation (%)

Financials	22.4%
Industrials	17.9%
Health Care	12.1%
Consumer Discretionary	11.2%
Information Technology	8.6%
Consumer Staples	8.0%
Materials	5.9%
Communication Services	4.8%
Energy	3.5%
Other	5.4%

Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs
C000246478
Shareholder Report [Line Items]
Fund Name				Goldman Sachs MarketBeta<sup style="box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Russell 1000 Growth Equity ETF
Trading Symbol				GGUS
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about Goldman Sachs MarketBeta® Russell 1000 Growth Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GGUS	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount				$ 6
Expense Ratio, Percent				0.12%
AssetsNet	280,468,421	280,468,421	280,468,421	$ 280,468,421
Advisory Fees Paid, Amount				$ 167,433
InvestmentCompanyPortfolioTurnover				22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$280,468,421 # of Portfolio Holdings384 Portfolio Turnover Rate22% Total Net Advisory Fees Paid$167,433
Holdings [Text Block]

Sector Allocation (%)

Information Technology	43.8%
Consumer Discretionary	13.8%
Communication Services	11.0%
Health Care	9.5%
Financials	9.1%
Industrials	5.7%
Consumer Staples	4.6%
Materials	0.8%
Real Estate	0.7%
Other	1.0%

Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs
C000246479
Shareholder Report [Line Items]
Fund Name				Goldman Sachs MarketBeta<sup style="box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Russell 1000 Value Equity ETF
Trading Symbol				GVUS
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about Goldman Sachs MarketBeta® Russell 1000 Value Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GVUS	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount				$ 6
Expense Ratio, Percent				0.12%
AssetsNet	412,218,138	412,218,138	412,218,138	$ 412,218,138
Advisory Fees Paid, Amount				$ 271,946
InvestmentCompanyPortfolioTurnover				0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$412,218,138 # of Portfolio Holdings864 Portfolio Turnover Rate0% Total Net Advisory Fees Paid$271,946
Holdings [Text Block]

Sector Allocation (%)

Financials	23.4%
Health Care	14.2%
Industrials	14.1%
Information Technology	9.0%
Consumer Staples	8.0%
Energy	6.7%
Consumer Discretionary	6.0%
Real Estate	4.7%
Utilities	4.6%
Other	9.1%

Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs
C000214556
Shareholder Report [Line Items]
Fund Name				Goldman Sachs MarketBeta<sup style="box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> U.S. Equity ETF
Trading Symbol				GSUS
Security Exchange Name				CboeBZX
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about Goldman Sachs MarketBeta® U.S. Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSUS	$4	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount				$ 4
Expense Ratio, Percent				0.07%
AssetsNet	2,581,098,111	2,581,098,111	2,581,098,111	$ 2,581,098,111
Advisory Fees Paid, Amount				$ 843,648
InvestmentCompanyPortfolioTurnover				1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$2,581,098,111 # of Portfolio Holdings453 Portfolio Turnover Rate1% Total Net Advisory Fees Paid$843,648
Holdings [Text Block]

Sector Allocation (%)

Information Technology	30.7%
Financials	14.1%
Consumer Discretionary	10.8%
Health Care	10.8%
Communication Services	9.9%
Industrials	8.1%
Consumer Staples	5.8%
Energy	3.3%
Utilities	2.2%
Other	4.2%

Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs
C000238223
Shareholder Report [Line Items]
Fund Name				Goldman Sachs Community Municipal Bond ETF
Trading Symbol				GMUN
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about Goldman Sachs Community Municipal Bond ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMUN	$7	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount				$ 7
Expense Ratio, Percent				0.15%
AssetsNet	$ 9,954,023	$ 9,954,023	$ 9,954,023	$ 9,954,023
Holdings Count | Holding	282	282	282	282
Advisory Fees Paid, Amount				$ 4,657
InvestmentCompanyPortfolioTurnover				9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$9,954,023 # of Portfolio Holdings282 Portfolio Turnover Rate9% Total Net Advisory Fees Paid$4,657
Holdings [Text Block]

Sector Allocation (%)

State	19.6%
Water & Sewer	10.3%
Higher Education	10.2%
Appropriation	7.5%
Hospitals	6.6%
Income Tax Financing	5.4%
School District	5.0%
City	4.4%
Electricity & Public Power	3.2%
Tax Backed District	2.9%
Miscellaneous Tax	2.9%
Prerefunded	2.9%
Farebox (Mass & Rapid Transit)	2.8%
Prim & Sec Education	2.8%
Other	13.7%

Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs
C000251207
Shareholder Report [Line Items]
Fund Name				Goldman Sachs Dynamic California Municipal Income ETF
Trading Symbol				GCAL
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about Goldman Sachs Dynamic California Municipal Income ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GCAL	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount				$ 18
Expense Ratio, Percent				0.35%
AssetsNet	$ 10,152,730	$ 10,152,730	$ 10,152,730	$ 10,152,730
Advisory Fees Paid, Amount				$ 10,546
InvestmentCompanyPortfolioTurnover				26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$10,152,730 # of Portfolio Holdings89 Portfolio Turnover Rate26% Total Net Advisory Fees Paid$10,546
Holdings [Text Block]

Sector Allocation (%)

Hospital	14.3%
Sales Tax	8.8%
VRDN	8.7%
Special Assessment	7.0%
Water/Sewer	6.9%
Corporate	6.5%
School District GO	6.3%
Airport	5.9%
City/County Appropriation	5.8%
Muni Electric	4.7%
State GO	4.6%
Project Finance	4.0%
Pre-refunded	3.7%
Charter School	2.3%
Other	15.5%

Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs
C000251208
Shareholder Report [Line Items]
Fund Name				Goldman Sachs Dynamic New York Municipal Income ETF
Trading Symbol				GMNY
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about Goldman Sachs Dynamic New York Municipal Income ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMNY	$17	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount				$ 17
Expense Ratio, Percent				0.35%
AssetsNet	6,285,876	6,285,876	6,285,876	$ 6,285,876
Advisory Fees Paid, Amount				$ 9,434
InvestmentCompanyPortfolioTurnover				28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$6,285,876 # of Portfolio Holdings64 Portfolio Turnover Rate28% Total Net Advisory Fees Paid$9,434
Holdings [Text Block]

Sector Allocation (%)

Special Tax	9.7%
University	9.5%
Hospital	9.2%
Sales Tax	7.3%
School District GO	6.7%
Transportation	6.1%
Corporate	5.4%
Airport	5.2%
Income Tax	3.7%
State GO	3.5%
Charter School	3.4%
Education Other	3.4%
Muni Electric	3.4%
City/County GO	3.3%
Other	19.9%

Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs
C000251209
Shareholder Report [Line Items]
Fund Name				Goldman Sachs Municipal Income ETF
Trading Symbol				GMUB
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about Goldman Sachs Municipal Income ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMUB	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount				$ 9
Expense Ratio, Percent				0.18%
AssetsNet	8,820,253	8,820,253	8,820,253	$ 8,820,253
Advisory Fees Paid, Amount				$ 6,276
InvestmentCompanyPortfolioTurnover				38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$8,820,253 # of Portfolio Holdings82 Portfolio Turnover Rate38% Total Net Advisory Fees Paid$6,276
Holdings [Text Block]

Sector Allocation (%)

Hospital	9.9%
Sales Tax	7.9%
Airport	7.8%
Special Assessment	7.1%
Corporate	6.8%
State Appropriation	5.4%
University	5.1%
Water/Sewer	5.0%
School District GO	4.6%
Others	4.4%
State GO	3.7%
City/County GO	3.6%
LT Health	3.6%
Multi-Family Housing	3.6%
Other	22.7%

Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs
C000251203
Shareholder Report [Line Items]
Fund Name				Goldman Sachs Ultra Short Municipal Income ETF
Trading Symbol				GUMI
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about Goldman Sachs Ultra Short Municipal Income ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GUMI	$8	0.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount				$ 8
Expense Ratio, Percent				0.16%
AssetsNet	7,536,994	7,536,994	$ 7,536,994	$ 7,536,994
Advisory Fees Paid, Amount				$ 4,825
InvestmentCompanyPortfolioTurnover				88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$7,536,994 # of Portfolio Holdings174 Portfolio Turnover Rate88% Total Net Advisory Fees Paid$4,825
Holdings [Text Block]

Sector Allocation (%)

Hospital	24.9%
VRDN	19.3%
School District GO	13.0%
City/County GO	9.2%
Water/Sewer	5.2%
State Appropriation	4.1%
University	3.8%
Airport	2.9%
City/County Appropriation	2.8%
Corporate	2.7%
Solid Waste	2.0%
State GO	1.7%
School District Appropriation	1.5%
Toll	1.5%
Other	8.5%

Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs
C000254693
Shareholder Report [Line Items]
Fund Name			Goldman Sachs U.S. Large Cap Buffer 1 ETF
Trading Symbol			GBXA
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Goldman Sachs U.S. Large Cap Buffer 1 ETF (the “Fund”) for the period of December 30, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number			1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GBXA	$8	0.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 8
Expense Ratio, Percent			0.48%
AssetsNet	5,035,449	$ 5,035,449	$ 5,035,449	$ 5,035,449
Advisory Fees Paid, Amount			$ 4,079
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$5,035,449 # of Portfolio Holdings5 Portfolio Turnover Rate0% Total Net Advisory Fees Paid$4,079
Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Equity	100.2	100.2	-	100.2
Developed Equity Call Options	-22.2	22.2	22.2	0.0
Developed Equity Put Options	12.7	19.1	3.2	15.9
Cash	-0.2	0.2	0.2	0.0

Updated Prospectus Phone Number			1-800-621-2550
Updated Prospectus Web Address			dfinview.com/GoldmanSachs
C000254694
Shareholder Report [Line Items]
Fund Name		Goldman Sachs U.S. Large Cap Buffer 2 ETF
Trading Symbol		GBXB
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Goldman Sachs U.S. Large Cap Buffer 2 ETF (the “Fund”) for the period of January 30, 2025 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GBXB	$4	0.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 4
Expense Ratio, Percent		0.48%
AssetsNet	$ 4,941,716	$ 4,941,716	$ 4,941,716	4,941,716
Advisory Fees Paid, Amount		$ 1,985
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$4,941,716 # of Portfolio Holdings6 Portfolio Turnover Rate0% Total Net Advisory Fees Paid$1,985
Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Equity	98.7	98.7	-	98.7
Developed Equity Call Options	9.0	0.0	9.0	-9.0
Developed Equity Put Options	37.5	29.5	8.0	21.5
Cash	0.6	0.6	-	0.6

Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000254695
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Large Cap Buffer 3 ETF
Trading Symbol	GBXC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Large Cap Buffer 3 ETF (the “Fund”) for the period of February 27, 2025 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GBXC	$0	0.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.48%
AssetsNet	$ 4,999,464	$ 4,999,464	4,999,464	$ 4,999,464
Advisory Fees Paid, Amount	$ 132
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$4,999,464 # of Portfolio Holdings5 Portfolio Turnover Rate0% Total Net Advisory Fees Paid$132
Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Equity	101.2	101.2	-	101.2
Developed Equity Call Options	16.9	0.0	16.9	-16.9
Developed Equity Put Options	44.3	33.8	10.4	23.4
Cash	1.7	0.0	1.7	-1.7

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000207250
Shareholder Report [Line Items]
Fund Name				Goldman Sachs Ultra Short Bond ETF
Trading Symbol				GSST
Security Exchange Name				CboeBZX
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about Goldman Sachs Ultra Short Bond ETF (formerly, Goldman Sachs Access Ultra Short Bond ETF) (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSST	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount				$ 8
Expense Ratio, Percent				0.15%
AssetsNet	$ 753,113,338	$ 753,113,338	$ 753,113,338	$ 753,113,338
Advisory Fees Paid, Amount				$ 514,142
InvestmentCompanyPortfolioTurnover				84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$753,113,338 # of Portfolio Holdings373 Portfolio Turnover Rate84% Total Net Advisory Fees Paid$514,142
Holdings [Text Block]

Sector Allocation (%)

Asset-Backed Securities	25.0
Foreign Corporate Debt	21.0
Corporate Obligations	19.5
Mortgage-Backed Securities	15.1
Commercial Paper	7.0
Investment Company	5.3
Certificate of Deposit	4.9
U.S. Treasury Bills	2.3
U.S. Treasury Notes	0.8

Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs